Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value on a Recurring Basis [Table Text Block]
Investments measured at fair value on a recurring basis:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$459,849,026	$—	$—	$459,849,026
Company Stock	91,266,320	—	—	91,266,320
Common/Collective Trusts measured at NAV as a practical expedient	—	—	—	4,169,582,148
	$551,115,346	$—	$—	$4,720,697,494

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$468,094,524	$—	$—	$468,094,524
Company Stock	102,272,331	—	—	102,272,331
Common/Collective Trusts measured at NAV as a practical expedient	—	—	—	3,665,201,911
	$570,366,855	$—	$—	$4,235,568,766